INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
INVESTMENTS
9.	INVESTMENTS

The Company’s short-term investments comprise of available-for-sale debt security investments and time deposit placed with financial institutions with maturity of more than three months. The carrying amount of Company’s short-term available-for-sale debt security investments was $18,000 and nil as of December 31, 2017 and 2018, respectively. The carrying amount of the Company’s time deposit was nil and $690 as of December 31, 2017 and 2018 respectively.

The Company’s long-term investments comprise of the following:

Available-for-sale debt securities

The carrying amount of Company’s long-term available-for-sale debt security investments was $1,249 and $70,374 as of December 31, 2017 and 2018, respectively. An impairment loss of $4,226, $1,147 and $144 had been recognized during the years ended December 31, 2016, 2017 and 2018, respectively. The net unrealized fair value gain related to the available-for-sale debt security investment of $16,136 nil and $18,269 had been recognized in the consolidated statements of comprehensive loss as “other comprehensive income” during the years ended December 31, 2016, 2017 and 2018, respectively.

Equity securities

The carrying amount of Company’s equity security investments was $18,227 and $14,339 as of December 31, 2017 and 2018, respectively. An impairment loss of $1,000, nil and $710 had been recognized during the years ended December 31, 2016, 2017 and 2018, respectively.

Set out below are movement of equity investments during the years ended December 31, 2017 and 2018.

$

Balance at January 1, 2016	26,052
Additions	2,999
Share of results	(1,246)
Share of other comprehensive loss	(450)
Less: disposals and transfers	(1,522)
Balance at December 31, 2016	25,833

Additions	4,101
Share of results	(1,912)
Share of other comprehensive income	303
Less: disposals and transfers	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company (Note 4)	(2,387)
Balance at December 31, 2017	8,740

Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309

In August 2017, the Company disposed its entire 45.18% equity interests in one of the equity investees in exchange for the Company’s 1,173,520 voting ordinary shares and 1,604,260 non-voting ordinary shares before the share conversion exercise as further disclosed in Note 14 to the consolidated financial statements. All the repurchased shares were cancelled subsequently. The difference between the fair value of the repurchased shares and the carrying amount of the equity method investment, which amounted to $23,857 was recognized as an investment gain in the consolidated statements of operations.